CASH AND CASH EQUIVALENTS AND INVESTMENTS - Earnings (loss) information (Details) - ARS ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
CASH AND CASH EQUIVALENTS AND INVESTMENTS
Investments in associates	$ 55	$ (5,813)	$ 223	$ (7,083)
Investments in joint ventures	(2,280)	(579)	(4,292)	(3,700)
Other			(4)
Earnings (loss) from associates, joint ventures and other	$ (2,225)	$ (6,392)	$ (4,073)	$ (10,783)